Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserves [Member]	Treasury shares [member]	Other Reserve [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 61,614	$ 1,139	$ 20,744	$ (4,980)	$ (1,675)	$ (40,975)		$ 35,867	$ 1,491	$ 37,358
IfrsStatementLineItems [Line Items]
Net income							7,983	7,983	122	8,105
Other comprehensive income			1,495		(73)	1,084		2,506	3	2,509
Dividends and interest on capital of Vale S.A.'s shareholders			(437)				(3,744)	(4,181)		(4,181)
Dividends of noncontrolling interest									(37)	(37)
Transaction with noncontrolling interests (i)					3			3	(59)	(56)
Appropriation to undistributed retained earnings			4,239				(4,239)
Shares buyback program				(2,714)				(2,714)		(2,714)
Share-based payment programs				26	(29)			(3)		(3)
Treasury shares used and canceled			(4,164)	4,164
Ending balance, value at Dec. 31, 2023	61,614	1,139	21,877	(3,504)	(1,774)	(39,891)		39,461	1,520	40,981
IfrsStatementLineItems [Line Items]
Net income							6,166	6,166	(191)	5,975
Other comprehensive income			(5,007)		144	(3,492)		(8,355)	(93)	(8,448)
Dividends and interest on capital of Vale S.A.'s shareholders			(2,364)				(1,996)	(4,360)		(4,360)
Transaction with noncontrolling interests (i)					895			895	(114)	781
Appropriation to undistributed retained earnings			4,170				(4,170)
Shares buyback program				(409)				(409)		(409)
Share-based payment programs				2	6			8		8
Ending balance, value at Dec. 31, 2024	61,614	1,139	18,676	(3,911)	(729)	(43,383)		33,406	1,122	34,528
IfrsStatementLineItems [Line Items]
Net income							2,352	2,352	(369)	1,983
Other comprehensive income			2,377		2	1,250		3,629	91	3,720
Dividends and interest on capital of Vale S.A.'s shareholders			(4,131)				(1,792)	(5,923)		(5,923)
Dividends of noncontrolling interest									(3)	(3)
Appropriation to undistributed retained earnings			560				(560)
Share-based payment programs				1	44			45		45
Ending balance, value at Dec. 31, 2025	$ 61,614	$ 1,139	$ 17,482	$ (3,910)	$ (683)	$ (42,133)		$ 33,509	$ 841	$ 34,350